Organization, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jan. 21, 2021	Sep. 15, 2020 shares	Dec. 31, 2020 USD ($) Segment Subsidiary shares	Dec. 31, 2019 USD ($) Subsidiary shares	Sep. 22, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation	Jul. 16, 1986
Membership units, Authorized | shares		80,000	1	1
Membership units, Issued | shares		80,000	1	1
Membership units, Outstanding | shares		80,000	1	1
Stock split, Description		Historical unit amounts have been retrospectively adjusted to give effect to this change from 80,000 units authorized, issued and outstanding to the single unit.
Ownership percent					94.00%
Number of wholly owned subsidiaries | Subsidiary			2	2
Allowances for services advance			$ 264	$ 125
Loan receivable gross			451,100	21,700
Fair value loans receivable fair Value			448,500	18,400
Escrow Balance			955,200	374,300
Advertising and Marketing Expenses			$ 7,900	5,600
Number of operating segments | Segment			1
Repayments of Long-term Debt			$ 53,100	$ 31,100
UWM Holdings Corporation [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percent	94.00%
SFS [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percent	6.00%